United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
September 30, 2003.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:		1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	11/12/03


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             COM              88579Y101      215     3112 SH       SOLE                     3112
Abbott Labs                    COM              002824100      332     7800 SH       SOLE                     7800
Affiliated Computer Services   COM              008190100     3281    67395 SH       SOLE                    67395
Ambac Financial                COM              023139108     5480    85620 SH       SOLE                    85620
Amgen                          COM              031162100     3785    58620 SH       SOLE                    58620
Applebees Int'l                COM              037899101     4132   131255 SH       SOLE                   131255
BB&T                           COM              054937107      233     6486 SH       SOLE                     6486
BEA Systems                    COM              073325102      366    30350 SH       SOLE                    30350
BP PLC                         COM                             231     5492 SH       SOLE                     5492
Bank of America                COM              060505104     7256    92973 SH       SOLE                    92973
Carpatsky Petroleum            COM              143908101        0   134000 SH       SOLE                   134000
Chico's FAS                    COM              168615102     2512    81975 SH       SOLE                    81975
Cintas                         COM              172908105      388    10540 SH       SOLE                    10540
Cisco Systems                  COM              17275R102     9519   487142 SH       SOLE                   487142
Comerica                       COM              200340107      331     7112 SH       SOLE                     7112
DENTSPLY Intl                  COM              249030107     1950    43480 SH       SOLE                    43480
Digene                         COM              253752109     1986    48610 SH       SOLE                    48610
Dow Chemical                   COM              260543103      314     9636 SH       SOLE                     9636
Ecolab                         COM              278865100      520    20580 SH       SOLE                    20580
Exxon Mobil                    COM              30231G102     3532    96494 SH       SOLE                    96494
First Data                     COM              319963104     1965    49180 SH       SOLE                    49180
General Electric               COM              369604103     4099   137489 SH       SOLE                   137489
General Growth Properties      COM              370021107      935    13045 SH       SOLE                    13045
Handspring                     COM              410293104       17    15000 SH       SOLE                    15000
IBM                            COM              459200101      370     4186 SH       SOLE                     4186
Intel                          COM              458140100      278    10108 SH       SOLE                    10108
International Game Tech        COM              459902102     3931   139660 SH       SOLE                   139660
Interpublic Group              COM              460690100      365    25829 SH       SOLE                    25829
Jacobs Engineering             COM              469814107     5311   117760 SH       SOLE                   117760
Johnson & Johnson              COM              478160104     3264    65916 SH       SOLE                    65916
L-3 Communications             COM              502424104     1392    32174 SH       SOLE                    32174
LabCorp                        COM              50540R409     3320   115690 SH       SOLE                   115690
Liberty Media                  COM              530718105      173    17312 SH       SOLE                    17312
Liberty Media 'B'              COM              001957307      322    31246 SH       SOLE                    31246
Linear Technology              COM              535678106     4635   129440 SH       SOLE                   129440
Lowes Companies                COM              548661107     2408    46400 SH       SOLE                    46400
MBNA                           COM              55262L100     7416   325280 SH       SOLE                   325280
Mack Cali                      COM              554489104     1879    47930 SH       SOLE                    47930
Maxim Integrated               COM              57772K101     1600    40518 SH       SOLE                    40518
Medco Health Services          COM              58405U102      234     9006 SH       SOLE                     9006
Medtronic                      COM              585055106     4936   105208 SH       SOLE                   105208
Merck                          COM              589331107     3496    69073 SH       SOLE                    69073
Microsoft                      COM              594918104     4903   176420 SH       SOLE                   176420
Northrop Grumman               COM              666807102     1010    11720 SH       SOLE                    11720
Office Depot                   COM              676220106     1490   106080 SH       SOLE                   106080
Omnicom Group                  COM              681919106     6685    93042 SH       SOLE                    93042
PepsiCo                        COM              713448108     1037    22635 SH       SOLE                    22635
Pfizer                         COM              717081103     3806   125286 SH       SOLE                   125286
Procter & Gamble               COM              742718109      667     7184 SH       SOLE                     7184
QUALCOMM                       COM              747525103     2159    51860 SH       SOLE                    51860
Raytheon                       COM              755111507     1820    64995 SH       SOLE                    64995
Sonic Solutions                COM              835460106     1163    83460 SH       SOLE                    83460
Sprint PCS                     COM              852061506      113    19800 SH       SOLE                    19800
St. Jude Medical               COM              790849103     2055    38210 SH       SOLE                    38210
Symantec                       COM              871503108     4033    64000 SH       SOLE                    64000
Sysco                          COM              871829107     1793    54810 SH       SOLE                    54810
Verizon Communication          COM              92343V104      238     7340 SH       SOLE                     7340
Wal-Mart Stores                COM              931142103      338     6056 SH       SOLE                     6056
Walgreen                       COM              931422109     5463   178285 SH       SOLE                   178285
Washington REIT                COM              939653101      294    10124 SH       SOLE                    10124
Wells Fargo                    COM              949746101     2929    56880 SH       SOLE                    56880
Wyeth Company                  COM              983024100      226     4900 SH       SOLE                     4900
Xilinx                         COM              983919101     3242   113730 SH       SOLE                   113730